Schedule of condensed statements of operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating income:
Income before income tax benefit	$ 4,099	¥ 29,918	¥ 70,301	¥ 35,816
Income tax expense	(1,393)	(10,167)	(7,880)	(595)
Net income	5,492	40,085	78,181	¥ 36,411
Subsidiaries [Member]
Operating income:
Share of income of subsidiaries	5,416	39,536	77,668
Interest income, net	35	253
Income before income tax benefit	5,451	39,789	77,668
Income tax expense
Net income	$ 5,451	¥ 39,789	¥ 77,668